Income Tax Expense - Schedule of Rates of Tax Applicable in Countries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Expense Benefit [Line Items]
Charge for the year	$ 993	$ 641	$ 626
Overprovision in prior year	(800)
Deferred tax	(140)	(242)
Income tax expense (benefit)	4,314	13,405	14,059
Hong Kong [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Charge for the year	4,261	12,926	13,433
Overprovision in prior year	(800)
People's Republic of China [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Charge for the year	993	641	$ 626
Other jurisdictions [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Charge for the year		80
Deferred tax	$ (140)	$ (242)